THE NORTH COUNTRY FUNDS

April 4, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The North Country Funds – The North Country Large Cap Equity Fund

Post Effective Amendment No. 36 to the Registration Statement on Form N-1A

(File No. 333-45664, CIK No. 0001123460)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by The North Country Funds (the “Trust”), on behalf of The North Country Large Cap Equity Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 29, 2023 (SEC Accession No. 0001580642-23-001768).

Questions related to this filing should be directed to Brian D. McCabe of Ropes & Gray LLP at (617) 951-7801.

Very truly yours,

/s/ Sean Lawler

Sean Lawler

Secretary